PREPAYMENT and OTHER CURRENT ASSETS - Schedule of Prepayment and Other Current Assets (Details) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Loan receivable	$ 4,998,275	[1]	$ 4,182,031	[1],[2]	$ 3,796,003	[2]
Prepaid input VAT	1,093		1,088		1,105
Deposits and others	5,959,853		1,147,517		1,148,760
Subtotal	10,959,221		5,330,636		4,945,868
Allowance for credit losses	(1,155,768)	[3]	(1,155,768)	[3],[4]	(1,155,768)	[4]
Total prepayment and other current assets	$ 9,803,453		$ 4,174,868		$ 3,790,100

[1]	In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd. In April 2022, the Company extended additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 on April 4, 2023. As of June 30, 2025, the outstanding amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $44,673 and received $24,711 interest on April 17, 2024. On April 10, 2022, 19 July, 2022 and 18 October, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 , $20,000 and $5,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and increased the amount to $600,000. On December 3, 2024, both parties agreed to extend the loan to December 31, 2025.As of June 30, 2025, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $12,714, and received $5,996 interest on April 18, 2024. On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On March 10, 2024, both parties agreed to extend the loan to December 31, 2024 and increased the amount to $2,300,000 .On December 11, 2024, both parties agreed to further extend the term to December 31, 2025. On February 20, 2025, both parties agreed to extend the loan to December 31, 2025 and increased the amount to $3,100,000 . As of June 30, 2025, the total amount of loans to Northnew Management Limited was $3,095,426, generating interest income of $41,775.
[2]

In 2021, the Company entered into a loan agreement to lend $400,000 to AGM Group Ltd. In April 2022, both parties agreed to increase the loan amount by additional $900,000 at the interest rate of 1% as working capital support and further increased the amount to $1,200,000 on April 4, 2023. As of December 31, 2024, the total amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $37,978.

On April 10, 2022, 19 July, 2022 and 18 October, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000, $20,000 and $5,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the term to December 31, 2024 and increased the amount to a total of $600,000. On December 3, 2024, both parties agreed to further extend the term to December 31, 2025. As of December 31, 2024, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $10,408.

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On March 10, 2024, both parties agreed to extend the term to December 31, 2024 and increased the amount to $2,300,000. On December 11, 2024, both parties agreed to further extend the term to December 31, 2025. As of December 31, 2024, the total amount of loans to Northnew Management Limited was $2,295,426, generating interest income of $28,535.

[3]	As of June 30, 2025 and December 31, 2024, the Company recorded credit losses of $1,155,768 and $1,155,768, respectively.
[4]	As of December 31, 2024, 2023 and 2022, the balance of credit losses was $1,155,768, 1,155,768 and nil, respectively.